Subsequent Events (Details) - Schedule of weighted average number of equity shares in issue and loss - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Weighted Average Number Of Equity Shares In Issue And Loss Abstract
Loss for the year attributable to shareholders	(13,021)	(4,694)
Weighted average number of ordinary shares	18,005,932	9,224,389
Basic loss per share in USD (in Dollars per share)	$ (0.72)	$ (0.51)